                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Focus Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2007

Total Return for the 6 Months Ended June 30, 2007

Class A	Class B	Class C	Class D	Russell 1000® Growth Index[1]	Lipper Large-Cap Growth Funds Index[2]
10.76%	10.33%	10.31%	10.84%	8.13%	7.66%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Although the U.S. equity market advanced in the six months ended June 30, 2007, domestic economic growth slowed significantly compared to recent years. Gross domestic product (GDP) reported in at 0.7 percent for the first quarter, which was substantially lower than in prior periods. Interest rates rose during the period, creating fears about the possibility of investors rotating out of the stock market in favor of more attractive yields on certain fixed income instruments. Moreover, the ongoing deterioration of the sub-prime mortgage market (which makes loans to less creditworthy borrowers) and its impact on the declining housing and construction sectors created additional distress for investors. These anxieties were further exacerbated in June when news broke that Bear Stearns was offering financing to bail out two of its troubled hedge funds, which invest primarily in mortgage-related securities.

Despite these worrisome events, however, investors still retained their enthusiasm for equities. In the latter weeks of the reporting period, positive economic data reported on the wage growth and employment fronts supported the market’s upward momentum. Additionally, relatively strong corporate profits reports for the first quarter and continued frenetic merger and acquisition (M&A) activity helped to sustain positive investor sentiment through the end of the reporting period.

Performance Analysis

All share classes of Morgan Stanley Focus Growth Fund outperformed the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

For the period, the sectors that contributed the most to the Fund’s returns relative to the Russell 1000 Growth Index were technology, utilities and multi-industry. The technology sector provided the most significant positive impact on relative performance due to stock selection, particularly in communications technology companies. These gains helped to offset the negative effects of the Fund’s underweight allocation in the technology sector. A holding in a single wireless company and an overweight allocation in the utilities sector added to relative returns. In the multi-industry sector, which includes conglomerates, security selection and an overweight allocation were beneficial to performance.

In contrast, the sectors that weakened the Fund’s performance relative to the Russell 1000 Growth Index during the period were financial services and producer durables. Within the financial services sector, investments in financial information services stocks and financial data processing and services stocks detracted from relative returns. Additionally, an underweight position in the producer durables sector was disadvantageous to performance.

At the close of the period, consumer discretionary represented the largest sector weight and overweight in the Portfolio, followed by the multi-industry and financial services sectors. The multi-industry sector was overweight relative to the Russell 1000 Growth Index, while the financial services sector was slightly underweight.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Brookfield Asset Management Inc. (Class A) (Canada)	7.2%
Google Inc. (Class A)	7.0
Monsanto Co.	6.9
Ultra Petroleum Corp. (Canada)	6.1
eBay Inc.	5.7
Amazon.com, Inc.	5.7
Sears Holdings Corp.	5.5
America Movil SAB de C.V. (Series L) (ADR) (Mexico)	4.9
American Express Co.	4.9
Grupo Televisa S.A. (ADR) (Mexico)	4.3

TOP FIVE INDUSTRIES
Financial Conglomerates	12.1%
Internet Software/Services	10.0
Discount Stores	9.2
Chemicals: Agricultural	6.9
Oil & Gas Production	6.1

Data as of June 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). The Investment Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and
Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	16.08%	[3]	15.21%	[3]	15.20%	[3]	16.34%	[3]
	9.99	[4]	10.21	[4]	14.20	[4]	—
5 Years	7.39	[3]	6.56	[3]	6.56	[3]	7.62	[3]
	6.24	[4]	6.25	[4]	6.56	[4]	—
10 Years	—		6.07	[3]	—		—
	—		6.07	[4]	—		—
Since Inception	5.83	[3]	11.47	[3]	5.02	[3]	6.06	[3]
	5.25	[4]	11.47	[4]	5.02	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Growth Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 – 06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/07	06/30/07	01/01/07 – 06/30/07
Class A
Actual (10.76% return)	$1,000.00	$1,107.60	$5.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.64	$5.21
Class B
Actual (10.33% return)	$1,000.00	$1,103.30	$9.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class C
Actual (10.31% return)	$1,000.00	$1,103.10	$9.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class D
Actual (10.84% return)	$1,000.00	$1,108.40	$4.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.79%, 1.79% and 0.79% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted the Fund’s recently improved performance as of February 28, 2007 and concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that management fee rate was higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund. However, the Board also noted that the actual management fee rate charged by the Fund was lower than the other proprietary funds managed by the Adviser due to breakpoints in the Fund’s management fee schedule. The Board also noted that the Fund’s management fee rate and total expense ratio were lower than the average management fee rate and total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the expense peer group. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Focus Growth Fund

Portfolio of Investments June 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.6%)
	Air Freight/Couriers (5.5%)
1,817,434	C.H. Robinson Worldwide, Inc.	$95,451,634
1,668,563	Expeditors International of Washington, Inc.	68,911,652
		164,363,286
	Apparel/Footwear Retail (2.1%)
868,692	Abercrombie & Fitch Co. (Class A)	63,397,142
	Broadcasting (4.3%)
4,663,035	Grupo Televisa S.A. (ADR) (Mexico)	128,746,396
	Casino/Gaming (3.0%)
1,000,930	Wynn Resorts, Ltd.*	89,773,412
	Chemicals: Agricultural (6.9%)
3,025,868	Monsanto Co.	204,367,125
	Computer Peripherals (0.0%)
206,600	Seagate Technology Inc. (Escrow) (a)	0
	Computer Processing Hardware (3.3%)
816,088	Apple Inc.*	99,595,380
	Discount Stores (9.2%)
1,873,572	Costco Wholesale Corp.	109,641,433
968,494	Sears Holdings Corp.*	164,159,733
		273,801,166
	Financial Conglomerates (12.1%)
2,385,083	American Express Co.	145,919,378
5,417,058	Brookfield Asset Management Inc. (Class A) (Canada)	216,140,614
		362,059,992
	Financial Publishing/ Services (3.6%)
1,730,315	Moody’s Corp.	107,625,593
	Hotels/Resorts/ Cruiselines (3.6%)
1,198,038	Accor S.A. (France)	$106,552,153
	Internet Retail (5.7%)
2,499,205	Amazon.com, Inc.*	170,970,614
	Internet Software/ Services (10.0%)
398,376	Google Inc. (Class A)*	208,502,031
3,351,056	Yahoo! Inc.*	90,914,149
		299,416,180
	Miscellaneous Commercial Services (2.3%)
1,070,791	Corporate Executive Board Co. (The)	69,505,044
	Oil & Gas Production (6.1%)
3,307,185	Ultra Petroleum Corp. (Canada)*	182,688,899
	Other Consumer Services (5.8%)
5,338,776	eBay Inc.*	171,801,812
	Personnel Services (2.0%)
1,410,296	Monster Worldwide Inc.*	57,963,166
	Property – Casualty Insurers (3.4%)
28,277	Berkshire Hathaway Inc. (Class B)*	101,938,585
	Steel (2.8%)
1,414,913	Nucor Corp.	82,984,647
	Telecommunication Equipment (3.0%)
438,452	Research In Motion Ltd. (Canada)*	87,686,015
	Wireless Telecommunications (4.9%)
2,359,483	America Movil SAB de C.V. (Series L) (ADR) (Mexico)*	146,122,782
	Total Common Stocks (Cost $2,421,609,282)	2,971,359,389

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Portfolio of Investments June 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
Short-Term Investment (b) (0.6%)
Investment Company
$17,206	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. (Cost $17,206,325)	$ 17,206,325

Total Investments (Cost $2,438,815,607) (c)	100.2%	2,988,565,714
Liabilities in Excess of Other Assets	(0.2)	(5,625,206)
Net Assets	100.0%	$2,982,940,508

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $686,597,080 and the aggregate gross unrealized depreciation is $136,846,973, resulting in net unrealized appreciation of $549,750,107.

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Financial Conglomerates	$ 362,059,992	12.1%
Internet Software/Services	299,416,180	10.0
Discount Stores	273,801,166	9.2
Chemicals: Agricultural	204,367,125	6.9
Oil & Gas Production	182,688,899	6.1
Other Consumer Services	171,801,812	5.7
Internet Retail	170,970,614	5.7
Air Freight/Couriers	164,363,286	5.5
Wireless Telecommunications	146,122,782	4.9
Broadcasting	128,746,396	4.3
Financial Publishing/ Services	107,625,593	3.6
Hotels/Resorts/Cruiselines	106,552,153	3.6
Property – Casualty Insurers	101,938,585	3.4
Computer Processing Hardware	99,595,380	3.3
Casino/Gaming	89,773,412	3.0
Telecommunication Equipment	87,686,015	3.0
Steel	82,984,647	2.8
Miscellaneous Commercial Services	69,505,044	2.3
Apparel/Footwear Retail	63,397,142	2.1
Personnel Services	57,963,166	1.9
Investment Company	17,206,325	0.6
	$2,988,565,714	100.0%

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $2,421,609,282)	$2,971,359,389
Investments in affiliates (cost $17,206,325)	17,206,325
Receivable for:
Dividends	1,190,235
Shares of beneficial interest sold	721,950
Investments sold	219,100
Dividends from affiliates	17,937
Foreign withholding taxes reclaimed	5,448
Prepaid expenses and other assets	197,231
Total Assets	2,990,917,615
Liabilities:
Payable for:
Shares of beneficial interest redeemed	4,773,960
Investment advisory fee	1,060,853
Distribution fee	1,033,663
Administration fee	199,250
Investments purchased	151,338
Transfer agent fee	127,465
Accrued expenses and other payables	630,578
Total Liabilities	7,977,107
Net Assets	$2,982,940,508
Composition of Net Assets:
Paid-in-capital	$5,399,301,938
Net unrealized appreciation	549,750,107
Accumulated net investment loss	(3,123,670)
Accumulated net realized loss	(2,962,987,867)
Net Assets	$2,982,940,508
Class A Shares:
Net Assets	$1,316,503,759
Shares Outstanding (unlimited authorized, $.01 par value)	42,626,806
Net Asset Value Per Share	$30.88
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$32.59
Class B Shares:
Net Assets	$784,757,613
Shares Outstanding (unlimited authorized, $.01 par value)	27,414,435
Net Asset Value Per Share	$28.63
Class C Shares:
Net Assets	$112,081,109
Shares Outstanding (unlimited authorized, $.01 par value)	3,953,993
Net Asset Value Per Share	$28.35
Class D Shares:
Net Assets	$769,598,027
Shares Outstanding (unlimited authorized, $.01 par value)	24,283,550
Net Asset Value Per Share	$31.69

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2007 (unaudited)

Net Investment Loss:
Income
Dividends (net of $914,208 foreign withholding tax)	$14,265,378
Interest	1,301,320
Dividends from affiliates	17,937
Total Income	15,584,635
Expenses
Investment advisory fee	6,503,728
Distribution fee (Class A shares)	1,629,782
Distribution fee (Class B shares)	4,376,847
Distribution fee (Class C shares)	573,561
Transfer agent fees and expenses	2,846,319
Administration fee	1,223,054
Shareholder reports and notices	1,052,292
Custodian fees	159,877
Registration fees	59,187
Professional fees	44,880
Trustees’ fees and expenses	28,522
Other	129,681
Total Expenses	18,627,730
Less: expense offset	(18,829)
Net Expenses	18,608,901
Net Investment Loss	(3,024,266)
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	245,282,199
Foreign exchange transactions	(218,046)
Net Realized Gain	245,064,153
Change in Unrealized Appreciation	71,567,201
Net Gain	316,631,354
Net Increase	$313,607,088

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(3,024,266)	$(21,659,469)
Net realized gain	245,064,153	438,022,390
Change in unrealized appreciation	71,567,201	(404,246,174)
Net Increase	313,607,088	12,116,747
Net decrease from transactions in shares of beneficial interest	(475,971,845)	(146,533,371)
Net Decrease	(162,364,757)	(134,416,624)
Net Assets:
Beginning of period	3,145,305,265	3,279,721,889
End of Period
(Including accumulated net investment losses of $3,123,670 and $99,404, respectively)	$2,982,940,508	$3,145,305,265

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Focus Growth Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital growth consistent with an effort to reduce volatility. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board’s (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund’s financial statements.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and to 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the plan of distribution adopted by the Fund (the ‘‘Prior Plan’’) on April 30, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares attributable to shares issued, net of related shares redeemed, since the inception of the Prior Plan; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $65,985,621 at June 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $1,977, $699,430 and $8,178, respectively and received $85,891 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $17,937 for the six months ended June 30, 2007. During the six months ended June 30, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $42,816,642 and $25,610,317, respectively.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007, aggregated $605,260,176 and $1,109,776,096, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $28,027,160, including net realized gains of $7,579,821.

At June 30, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 53,942 Class D shares of beneficial interest of the Fund.

For the six months ended June 30, 2007, the Fund incurred brokerage commissions of $11,169 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007 included in Trustees’ fees and expenses in the Statement of Operations amounted to $4,787. At June 30, 2007, the Fund had an accrued pension liability of $84,833 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	506,339	$15,033,245	1,015,038	$27,854,949
Acquisition of Morgan Stanley Growth Fund	—	—	12,190,466	329,075,113
Conversion from Class B	3,235,217	96,863,614	5,348,123	145,243,143
Redeemed	(7,964,628)	(235,760,129)	(18,034,358)	(489,185,557)
Net increase (decrease) – Class A	(4,223,072)	(123,863,270)	519,269	12,987,648
CLASS B SHARES
Sold	247,558	6,840,429	772,735	19,825,219
Acquisition of Morgan Stanley Growth Fund	—	—	7,121,075	179,097,678
Conversion to Class A	(3,484,736)	(96,863,614)	(5,727,705)	(145,243,143)
Redeemed	(6,290,816)	(172,786,447)	(15,041,949)	(379,894,062)
Net decrease – Class B.	(9,527,994)	(262,809,632)	(12,875,844)	(326,214,308)
CLASS C SHARES
Sold	105,025	2,872,991	237,117	6,017,858
Acquisition of Morgan Stanley Growth Fund	—	—	1,041,371	25,939,283
Redeemed	(771,253)	(20,933,662)	(1,545,172)	(38,728,794)
Net decrease – Class C	(666,228)	(18,060,671)	(266,684)	(6,771,653)
CLASS D SHARES
Sold	925,033	28,145,057	14,396,572	371,587,886
Acquisition of Morgan Stanley Growth Fund	—	—	1,325,012	36,644,963
Redeemed	(3,281,005)	(99,383,329)	(8,676,463)	(234,767,907)
Net increase (decrease) – Class D	(2,355,972)	(71,238,272)	7,045,121	173,464,942
Net decrease in Fund	(16,773,266)	$(475,971,845)	(5,578,138)	$(146,533,371)

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2006, the Fund had a net capital loss carryforward of $3,187,330,588 of which $799,405 will expire on December 31, 2007, $72,658,016 will expire on December 31, 2008, $1,846,532,824 will expire on December 31, 2009, $1,232,917,838 will expire on December 31, 2010 and $34,422,505 will expire on December 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund’s acquisition of the assets of Morgan Stanley Growth Fund (‘‘Growth’’), the Fund obtained a net capital loss carryforward of $116,792,731 from Growth. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

10.   Fund Merger

On October 23, 2006, the Fund acquired all the net assets of Growth based on the respective valuations as of the close of business on October 20, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Growth on September 27, 2006. The acquisition was accomplished by a tax-free exchange of 12,190,466 Class A shares of the Fund at a net asset value of $27.00 per share for 22,405,895 Class A shares of Growth; 7,121,075 Class B shares of the Fund at a net asset value of $25.15 per share for 12,977,902 Class B shares of Growth; 1,041,371 Class C shares of the Fund at a net asset value of $24.90

Morgan Stanley Focus Growth Fund

Notes to Financial Statements June 30, 2007 (unaudited) continued

per share for 1,903,828 Class C shares of Growth; and 1,325,012 Class D shares of the Fund at a net asset value of $27.65 per share for 2,435,942 Class D shares of Growth. The net assets of the Fund and Growth immediately before the acquisition were $2,736,931,791 and $570,757,037, respectively, including unrealized appreciation of $73,483,604 for Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,307,688,828.

Morgan Stanley Focus Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$27.89		$27.89	$24.42	$22.55	$18.88	$24.36
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		(0.13)	(0.08)	0.07	0.03	0.04
Net realized and unrealized gain (loss)	2.99		0.13	3.55	1.80	3.64	(5.52)
Total income (loss) from investment operations	2.99		0.00	3.47	1.87	3.67	(5.48)
Net asset value, end of period	$30.88		$27.89	$27.89	$24.42	$22.55	$18.88
Total Return†	10.76	%(1)	0.00%	14.21%	8.29%	19.44%	(22.50)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.04	% (2)	1.00%	1.01%	0.97%	0.91%	0.89%
Net investment income (loss)	(0.02)	% (2)	(0.48)%	(0.30)%	0.29%	0.14%	0.19%
Supplemental Data:
Net assets, end of period, in thousands	$1,316,504		$1,306,629	$1,292,126	$259,778	$289,619	$224,296
Portfolio turnover rate	20	%(1)	98%	65%	131%	264%	306%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.95		$26.14	$23.07	$21.47	$18.12	$23.56
Income (loss) from investment operations:
Net investment loss‡	(0.11)		(0.31)	(0.24)	(0.10)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	2.79		0.12	3.31	1.70	3.48	(5.32)
Total income (loss) from investment operations	2.68		(0.19)	3.07	1.60	3.35	(5.44)
Net asset value, end of period	$28.63		$25.95	$26.14	$23.07	$21.47	$18.12
Total Return†	10.33	%(1)	(0.73)%	13.31%	7.45%	18.49%	(23.09)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.79	%(2)	1.76%	1.76%	1.73%	1.71%	1.67%
Net investment loss	(0.77)	% (2)	(1.24)%	(1.05)%	(0.47)%	(0.66)%	(0.59)%
Supplemental Data:
Net assets, end of period, in millions	$785		$959	$1,302	$2,968	$3,952	$3,886
Portfolio turnover rate	20	%(1)	98%	65%	131%	264%	306%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.69		$25.89	$22.84	$21.25	$17.93	$23.31
Income (loss) from investment operations:
Net investment loss‡	(0.10)		(0.31)	(0.24)	(0.10)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	2.76		0.11	3.29	1.69	3.45	(5.27)
Total income (loss) from investment operations	2.66		(0.20)	3.05	1.59	3.32	(5.38)
Net asset value, end of period	$28.35		$25.69	$25.89	$22.84	$21.25	$17.93
Total Return†	10.31	%(1)	(0.73)%	13.35%	7.48%	18.52%	(23.08)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.79	%(2)	1.76%	1.73%	1.71%	1.71%	1.59%
Net investment loss	(0.77)	% (2)	(1.24)%	(1.02)%	(0.45)%	(0.66)%	(0.51)%
Supplemental Data:
Net assets, end of period, in thousands	$112,081		$118,707	$126,506	$154,078	$197,578	$154,426
Portfolio turnover rate	20	%(1)	98%	65%	131%	264%	306%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEAR ENDED DECEMBER 31,
			2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.58		$28.51	$24.91	$22.95	$19.18	$24.69
Income (loss) from investment operations:
Net investment income (loss)‡	0.04		(0.07)	(0.01)	0.13	0.07	0.09
Net realized and unrealized gain (loss)	3.07		0.14	3.61	1.83	3.70	(5.60)
Total income (loss) from investment operations	3.11		0.07	3.60	1.96	3.77	(5.51)
Net asset value, end of period	$31.69		$28.58	$28.51	$24.91	$22.95	$19.18
Total Return†	10.84	% (1)	0.28%	14.45%	8.54%	19.66%	(22.32)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.79	% (2)	0.76%	0.76%	0.73%	0.71%	0.67%
Net investment income (loss)	0.23	% (2)	(0.24)%	(0.05)%	0.53%	0.34%	0.41%
Supplemental Data:
Net assets, end of period, in thousands	$769,598		$761,454	$558,680	$626,205	$720,903	$458,680
Portfolio turnover rate	20	% (1)	98%	65%	131%	264%	306%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The finanical statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

AMOSAN-IU07-02917P-Y06/07	MORGAN STANLEY FUNDS
Morgan Stanley Focus Growth Fund Semiannual Report June 30, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007

                                        3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley Focus Growth
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        4

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-CSR of Morgan Stanley Focus Growth
      Fund;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.    The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
      under the Investment Company Act of 1940) for the registrant and have:

a)    designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)    evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)    disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        6

a)    all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)    any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 9, 2007

                                        /s/ Francis Smith
                                        Francis Smith
                                        Principal Financial Officer

                                        7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Focus Growth Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                    /s/ Ronald E. Robison
                                        ---------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Focus Growth Fund and will be retained by Morgan
Stanley Focus Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                        8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Focus Growth Fund

      In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.    The Report fully complies with the requirements of Section 13(a) or 15(d)
      of the Securities Exchange Act of 1934; and

2.    The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 9, 2007                    /s/ Francis Smith
                                        ----------------------
                                        Francis Smith
                                        Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Focus Growth Fund and will be retained by Morgan
Stanley Focus Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                        9